Intangible Assets - Summary of Intangible Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets And Goodwill [Abstract]
Other Indefinite-lived intangible assets	$ 690,000	$ 870,000
Gross Carrying Amount	74,393,000	86,183,000
Goodwill	32,047,000	32,547,000	500,000
Accumulated Amortization	(34,301,000)	(36,075,000)
Gross Carrying Amount, Total	107,130,000	119,600,000
In Process Research and Development [Member]
Other Intangible Assets And Goodwill [Abstract]
Other Indefinite-lived intangible assets	690,000	870,000
Customer lists/relationships [Member]
Other Intangible Assets And Goodwill [Abstract]
Gross Carrying Amount	51,804,000	63,774,000
Accumulated Amortization	(21,490,000)	(25,084,000)
Patents [Member]
Other Intangible Assets And Goodwill [Abstract]
Gross Carrying Amount	10,319,000	10,319,000
Accumulated Amortization	(10,319,000)	(10,319,000)
Other intangibles [Member]
Other Intangible Assets And Goodwill [Abstract]
Gross Carrying Amount	12,270,000	12,090,000
Accumulated Amortization	$ (2,492,000)	$ (672,000)